Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Mar. 31, 2014
Allowance for doubtful accounts receivable	$ 12,200	$ 24,600
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,500,000	2,500,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	20,833,333	20,833,333
Common stock, shares issued	5,025,577	4,998,330
Common stock, shares outstanding	5,025,577	4,998,330
Notes Payable, Other Payables [Member]
Debt Instrument, Unamortized Discount	221,400
Convertible Debt [Member]
Debt Instrument, Unamortized Discount		184,800
Related Party Notes payable, Other Payable [Member]
Debt Instrument, Unamortized Discount	259,600
Class A convertible preferred stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	800,000	800,000
Preferred stock, shares issued	454,750	0
Preferred stock, shares outstanding	454,750	0
Preferred Stock, Liquidation Preference, Value	5,758,485
Class B Convertible Preferres Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	585,000	585,000
Preferred stock, shares issued	161,709	0
Preferred stock, shares outstanding	161,709	0
Preferred Stock, Liquidation Preference, Value	$ 1,944,351